COMMITMENTS AND CONTINGENCIES (Details Narrative) ₩ in Millions		1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 10, 2024 KRW (₩)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 KRW (₩)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 KRW (₩)
Other Commitments [Line Items]
Research and development expense			$ 355,565	$ 76,378		$ 606,236		$ 78,378				$ 236,710	$ 136,404
Research and Development Sponsorship Agreement One [Member] | Korea University [Member]
Other Commitments [Line Items]
Research and development expense | ₩									₩ 275.0
Sponsor fees	$ 180,950
Remaining owes research and development expense	30,800	$ 30,800										30,800			₩ 40.0
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member]
Other Commitments [Line Items]
Sponsor fees	4,574
Remaining owes research and development expense	12,058	12,058										12,058			15.7
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Research and development expense | ₩					₩ 21.6
Research and Development Sponsorship Agreement Two [Member] | Korea University [Member] | Subsequent Event [Member] | Maximum [Member]
Other Commitments [Line Items]
Research and development expense										$ 406,560	₩ 528.0
Additional Research and Development Sponsorship Agreement [Member]
Other Commitments [Line Items]
Other commitment paid																$ 15,552	₩ 21.6
Other commitment			15,552			15,552
Research and Development Agreement [Member]
Other Commitments [Line Items]
Other commitment paid			$ 228,096			228,096								₩ 316.8
Other commitment	$ 380,160	$ 380,160										$ 380,160			₩ 528.0
Other commitment		1 month
Payments for other commitment						$ 152,064	₩ 211.2